Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Fair Value Measurements by Level of Valuation Inputs

The following table summarizes financial assets and financial liabilities measured at fair value as of December 31, 2017 and December 31, 2016, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value. There were no transfers of assets between fair value Level 1 and Level 2 during the years ended December 31, 2017 or 2016.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
(Dollars in thousands)	December 31,	for Identical	Observable	Unobservable
	2017	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies
and corporations	$34,214	$-	$34,214	$-
Obligations of state and political
subdivisions	24,981	-	24,981	-
Corporate notes	-	-	-	-
Mortgage-backed securities	93,510	-	93,510	-
Equity securities available-for-sale	1,119	1,119	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	1,574	-	-	1,574
Other real estate owned	27	-	-	27
Mortgage servicing rights	225	-	-	225

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
(Dollars in thousands)	December 31,	for Identical	Observable	Unobservable
	2016	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies
and corporations	$35,799	$-	$35,799	$-
Obligations of state and political
subdivisions	26,659	-	26,659	-
Mortgage-backed securities	85,702	-	85,702	-
Equity securities available-for-sale	2,328	2,148	180	-

Measured at fair value on a non-recurring basis:
Impaired loans	2,563	-	-	2,563
Other real estate owned	358	-	-	358
Mortgage servicing rights	205	-	-	205

Quantitative Information for Assets Measured at Fair Value

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs have been used to determine fair value:

(Dollars in thousands)
					Weighted
December 31, 2017	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Average
Impaired loans	$1,574	Appraisal of collateral (1)	Appraisal and	0% - 13%	8%
			liquidation
			adjustments (2)
Other real estate owned	27	Appraisal of collateral (1)	Appraisal and	22%	22%
			liquidation
			adjustments (2)
Mortgage servicing rights	225	Multiple of annual	Estimated	300% - 400%	371%
		servicing fee	pre-payment
			speed, based
			on rate and term

(Dollars in thousands)
					Weighted
December 31, 2016	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Average
Impaired loans	$2,563	Appraisal of collateral (1)	Appraisal and	7% - 58%	9%
			liquidation
			adjustments (2)
Other real estate owned	358	Appraisal of collateral (1)	Appraisal and	30 - 72%	46%
			liquidation
			adjustments (2)
Mortgage servicing rights	205	Multiple of annual	Estimated	300% - 400%	368%
		servicing fee	pre-payment
			speed, based
			on rate and term

(1)	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
(2)

Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows:

	Financial Instruments
(Dollars in thousands)	December 31, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair
Financial assets:	Value	Value	Value	Value
Cash and due from banks	$9,839	$9,839	$9,464	$9,464
Interest bearing deposits with banks	58	58	95	95
Interest bearing time deposits with banks	350	350	350	350
Securities	153,824	153,824	150,488	150,488
Restricted investment in FHLB stock	3,104	3,104	3,610	3,610
Loans, net of allowance for loan losses	380,965	372,906	375,574	366,660
Mortgage servicing rights	225	225	205	205
Accrued interest receivable	1,582	1,582	1,582	1,582

Financial liabilities:
Non-interest bearing deposits	115,911	115,911	104,006	104,006
Interest bearing deposits	361,757	361,468	351,816	354,628
Securities sold under agreements to repurchase	9,769	9,769	4,496	4,496
Short-term borrowings	12,000	12,000	27,700	27,700
Long-term debt	25,000	24,885	25,000	24,963
Other interest bearing liabilities	1,593	1,595	1,545	1,549
Accrued interest payable	300	300	268	268

Off-balance sheet financial instruments:
Commitments to extend credit	-	-	-	-
Letters of credit	-	-	-	-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following presents the carrying amount, fair value and placement in the fair value hierarchy of the Company’s financial instruments not previously disclosed as of December 31, 2017 and December 31, 2016. This table excludes financial instruments for which the carrying amount approximates fair value.

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in	Significant	Significant
(Dollars in thousands)			Active Markets	Other	Other
	Carrying		for Identical	Observable	Unobservable
December 31, 2017	Amount	Fair Value	Assets or Liabilities	Inputs	Inputs
Financial instruments - Assets
Interest bearing time deposits with
banks	$350	$350	$-	$350	$-
Loans, net of allowance for loan
losses	380,965	372,906	-	-	372,906
Financial instruments - Liabilities
Interest bearing deposits	$361,757	$361,468	$-	$361,468	$-
Long-term debt	25,000	24,885	-	24,885	-
Other interest bearing liabilities	1,593	1,595	-	1,595	-

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in	Significant	Significant
(Dollars in thousands)			Active Markets	Other	Other
	Carrying		for Identical	Observable	Unobservable
December 31, 2016	Amount	Fair Value	Assets or Liabilities	Inputs	Inputs
Financial instruments - Assets
Interest bearing time deposits with
banks	$350	$350	$-	$350	$-
Loans, net of allowance for loan
losses	375,574	366,660	-	-	366,660
Financial instruments - Liabilities
Interest bearing deposits	$351,816	$354,628	$-	$354,628	$-
Long-term debt	25,000	24,963	-	24,963	-
Other interest bearing liabilities	1,545	1,549	-	1,549	-